Finance Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Finance Liabilities [Abstract]
Annual Lease Liabilities	Period Principal Repayment Year 1 $ 10,224 Year 2 10,661 Year 3 11,151 Year 4 11,604 Year 5 36,170 Year 6 and thereafter 34,282 Total $ 114,092